INCOME TAX (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Domestic tax rate, percent	27.00%	27.00%
taxable income, Maximum	80.00%
Investments in foreign subsidiaries	$ 7.6	$ 8.6
Net operating tax losses	$ 38.6